18. Transactions with Related Parties (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Total deposits with related parties	$ 6,873,907	$ 5,382,564
Amount of rental income received	40,418	37,062
Amount paid to CFSG	42,556	43,292
Amount paid to SERP	$ 2,479	$ 2,600